Note 3 - Acquisitions (Details) - Acquisition Details (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisition Details [Abstract]
Cash consideration, net of cash acquired	$ 5,873	$ 11,427	$ 15,852